Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 47,274	₩ 310,388
Deposits due to customers	349,008,295	320,328,853
Borrowings	29,013,535	24,995,360
Debentures	46,535,657	46,284,097
Lease liabilities	354,171	345,121
Other financial liabilities	18,365,543	20,538,693
Total	443,324,475	412,802,512
Within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	35,161	100,976
Deposits due to customers	228,890,427	224,881,863
Borrowings	8,969,648	9,477,536
Debentures	6,348,064	3,068,600
Lease liabilities	68,279	41,731
Other financial liabilities	14,409,376	17,614,313
Total	258,720,955	255,185,019
4 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	10,397
Deposits due to customers	36,851,103	32,559,199
Borrowings	5,734,715	4,366,223
Debentures	6,841,379	4,201,926
Lease liabilities	36,724	53,245
Other financial liabilities	113,049	290,584
Total	49,576,970	41,481,574
7 to 9 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	91,785
Deposits due to customers	24,091,740	20,290,566
Borrowings	3,210,812	2,415,548
Debentures	5,211,032	5,316,672
Lease liabilities	35,136	30,148
Other financial liabilities	19,370	12,190
Total	32,568,090	28,156,909
10 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	107,230
Deposits due to customers	42,652,679	31,768,748
Borrowings	3,156,211	2,494,732
Debentures	5,214,942	5,371,869
Lease liabilities	29,646	25,494
Other financial liabilities	20,315	11,894
Total	51,073,793	39,779,967
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	14,999,516	9,213,279
Borrowings	7,457,240	5,800,815
Debentures	19,621,659	24,982,746
Lease liabilities	151,379	156,228
Other financial liabilities	765,870	610,514
Total	42,995,664	40,763,582
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	12,113	0
Deposits due to customers	1,522,830	1,615,198
Borrowings	484,909	440,506
Debentures	3,298,581	3,342,284
Lease liabilities	33,007	38,275
Other financial liabilities	3,037,563	1,999,198
Total	₩ 8,389,003	₩ 7,435,461